UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31,
2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Austin Allison

Title:
Chief Compliance
Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Austin Allison
London, UK
May 5 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
27
Form 13F Information Table
Value Total:
$256,624


List of Other Included
Managers:
Nil
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FORM 13F INFORMATION TABLE












INVESTM
T
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALU
E
SHARES

DSCRETN
SOLE
SHARE
D
NONE


















ALBERTO-CULVER CO
Com
01307810
0
465
12500
SOLE
12500
0
0
ALLIED WORLD ASSURANCE
Com
H0153110
4
3139
50078
SOLE
50078
0
0
ANNALY CAPITAL MANAGEMENT IN
Com
03571040
9
2908
166700
SOLE
166700
0
0
ATHEROS COMMUNICATIONS
Com
04743P10
8
1562
35000
SOLE
35000
0
0
BANK OF AMERICA CORP
Com
06050510
4
1266
2
949959
SOLE
949959
0
0
BECKMAN COULTER INC
Com
07581110
9
2055
9
247500
SOLE
247500
0
0
BHP BILLITON PLC-ADR
ADR
08860618
8741
109813
SOLE
109813
0
0
BUCYRUS INTERNATIONAL INC
Com
11845910
9
3026
9
331000
SOLE
331000
0
0
CAPITAL ONE FINANCIAL CORP
Com
14040H10
5
7809
150300
SOLE
150300
0
0
E-HOUSE CHINA HOLDINGS-ADS
ADS
26852W10
3
2817
239800
SOLE
239800
0
0
EMERGENCY MEDICAL SERVICES-A
Com
29100P10
2
953
15000
SOLE
15000
0
0
EXCO RESOURCES INC
Com
26927940
2
1549
75000
SOLE
75000
0
0
GENZYME CORP
Com
37291710
4
7161
9
945500
SOLE
105500
0
0
HUNTINGTON BANCSHARES INC
Com
44615010
4
9199
138550
0
SOLE
138550
0
0
0
INFOSYS TECHNOLOGIES-SP ADR
ADR
45678810
8
5004
69800
SOLE
69800
0
0
LEGG MASON INC
Com
52490110
5
5500
152400
SOLE
152400
0
0
MARSHALL & ILSLEY CORP
Com
52602E10
2
3510
439356
SOLE
439356
0
0
MECHEL-PREF SPONSORED ADR
ADR
58384050
9
2013
496865
SOLE
408565
0
88300
MECHEL-SPONSORED ADR
ADR
58384010
3
2013
65400
SOLE
53700
0
11700
PETROLEO BRASILEIRO S.A.-ADR
ADR
71654V40
8
1007
5
283500
SOLE
233200
0
50300
PNC FINANCIAL SERVICES GROUP
Com
69347510
5
1072
0
170200
SOLE
170200
0
0
PRIDE INTERNATIONAL INC
Com
74153Q10
2
7262
169090
SOLE
169090
0
0
REGIONS FINANCIAL CORP
Com
7591EP10
0
9319
128366
2
SOLE
128366
2
0
0
SMURFIT-STONE CONTAINER CORP
Com
83272A10
4
2705
70000
SOLE
70000
0
0
VALE SA-SP PREF ADR
ADR
91912E20
4
7096
240400
SOLE
197800
0
42600
VIVO PARTICIPACOES SA
Com
92855S20
0
4593
113749
SOLE
93639
0
20110
ZIONS BANCORPORATION
Com
98970110
7
9140
396400
SOLE
396400
0
0









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